ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITIONS AND DISPOSITIONS

NOTE 10. ACQUISITIONS AND DISPOSITIONS
On April 24, 2024, the Company completed the acquisition of a 100% ownership interest in Keystone. As part of the acquisition, the Company acquired two operating dispensaries in Pennsylvania, as well as the right to open a new store under a third license in the future. As of December 31, 2024, the Company recorded estimates of the fair value of assets acquired and liabilities assumed. In connection with the Keystone acquisition, transaction costs of $0.8 million were recorded as Selling, general and administrative expense in the Consolidated Statements of Operations for the year ended December 31, 2024.

Balances are subject to change during the measurement period, which will conclude at the earlier of the date the Company receives the information it is seeking about the facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed will be recorded as adjustments to those assets and liabilities, and residual amounts will be allocated to goodwill. During the year ended December 31, 2024, the Company recorded measurement period adjustments related to changes in the valuation of certain assets and shares issued, which resulted in a $0.1 million increase in goodwill.
The table below summarizes the total consideration and net identifiable assets and liabilities acquired in connection with the Keystone acquisition during the year ended December 31, 2024:

($ in thousands)	Amount
Total consideration:
Shares issued	$2,850
Cash	12
Payments of acquisition-related transaction costs on behalf of the acquiree	2,930
Payments	462
Contingent consideration	2,280
Total consideration	$8,534

Net identifiable assets (liabilities) acquired
Cash	$174
Inventory	250
Property and equipment	2,789
Other current assets	22
Customer relationships	300
Licenses	2,300
Total identifiable assets acquired	$5,835

Accounts payable	$(642)
Short-term liabilities	(446)
Total identifiable liabilities assumed	$(1,088)

Purchase price allocation
Net identifiable assets acquired	$4,747
Goodwill	3,787
Total consideration	$8,534

The Company calculated, on a pro-forma basis, the combined results of the acquired entity as if the Keystone acquisition had occurred on January 1, 2024. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2024, or of the future operating results.

Total unaudited pro-forma Revenue and Net loss for the combined company was $725.4 million and $60.6 million, respectively, for the year ended December 31, 2024.

For the year ended December 31, 2024, Revenue and Net income from the Keystone acquisition was $5.4 million and $1.3 million, respectively.
(a)Deferred and Contingent Considerations

As of December 31, 2024, the Company had $2.5 million of short-term deferred and contingent consideration related to the Keystone acquisition. Additionally, as of December 31, 2024 and December 31, 2023, the Company had $7.7 million and $6.6 million, respectively, of long-term deferred and contingent consideration related to Valley Agriceuticals, LLC (“Valley Ag”). The total estimated liability for Keystone and Valley Ag is based on the present value of expected payments associated with future cash flows.

During the year ended December 31, 2024, the Company reclassified $2.3 million of long-term deferred consideration to short-term due to the expected timing of payment related to the Keystone acquisition. Additionally, during the years ended December 31, 2024 and 2023, the Company reclassified $0.1 million and $0.3 million, respectively, of long-term deferred consideration to short-term due to the expected timing of payment related to the Valley Ag acquisition.
During the year ended December 31, 2024, the Company recorded interest expense of $1.2 million and $0.2 million, related to Valley Ag operating cash flows deferred consideration and Keystone contingent consideration, respectively. For the year ended December 31, 2023, the Company recorded $1.2 million of interest income related to Valley Ag operating cash flows deferred consideration and $0.8 million of interest expense related to Laurel Harvest deferred consideration. The expense is recorded in Interest expense, net in the Consolidated Statements of Operations. See Note 16 “Financial Instruments and Financial Risk Management” and Note 19 “Interest Expense, Net” and for additional information related to our deferred and contingent consideration.

(b)Dispositions

The Company had no divestitures during the year ended December 31, 2024.

During the year ended December 31, 2023, the Company completed a divestiture of its AFS Maryland production facility. The Company received cash proceeds of $3.3 million for the sale of property and equipment and intangible assets and recorded a gain of $1.4 million from the completed divestiture. The gain is recorded to Other (expense) income, net in the Consolidated Statements of Operations.
During the year ended December 31, 2023, the Company completed the sale of assets at its Encanto Green Cross Dispensary in Arizona. The Company received cash proceeds of $6.5 million for the sale of finished inventory products, property and equipment, license and other certain intangible assets. Based on an analysis of the fair value of these assets, the book value was written down by $0.2 million. The Company recorded a net loss of $1.0 million from the sale in 2023.
(c)Terminated Acquisition

On July 30, 2023, the Company and The Cannabist Company, formerly known as Columbia Care, mutually agreed to terminate its previously announced definitive arrangement agreement, including all divestitures associated with this transaction. During the second quarter of 2023, the Company wrote off a $5.0 million consent fee that was previously capitalized associated with the agreement. The expense is recorded to Interest expense, net in the Consolidated Statements of Operations. See Note 19 “Interest Expense, Net”.